Pensions - Narrative (Details) $ in Millions	12 Months Ended
	Dec. 31, 2026 USD ($)	Dec. 31, 2025 USD ($) year	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Minimum number of years of service for defined benefit plans		30 years
Defined benefit plan, percentage of final salary level requirement		66.00%
Maximum age of employees for early retirement premium | year		62
Pension costs		$ 487	$ 495	$ 441
Pension assets on investment classes, percentage		100.00%	100.00%
Forecast
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Estimated company contributions to be made in the next annual reporting period	$ 85
Equity securities
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Pension assets on investment classes, percentage		35.20%	34.10%
Equity securities | Level 1
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Pension assets on investment classes, percentage		98.00%	98.00%
Equity securities | Level 2
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage of pension assets measured at fair value		2.00%
Bonds
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Pension assets on investment classes, percentage		61.10%	61.70%
Bonds | Level 1
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage of pension assets measured at fair value		21.00%	6.00%
Bonds | Level 2
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage of pension assets measured at fair value		79.00%	94.00%
Money market investments | Level 2
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage of pension assets measured at fair value		100.00%	100.00%
Interest rate
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage of reasonably possible increase in actuarial assumption		0.25%